Document and Entity Information	12 Months Ended
Dec. 31, 2023 shares
Document Information [Line Items]
Entity Registrant Name	ZTO Express (Cayman) Inc.
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity Central Index Key	0001677250
Document Type	20-F
Document Period End Date	Dec. 31, 2023
Entity File Number	001-37922
Entity Address, Address Line One	Building One, No. 1685 Huazhi Road,
Entity Address, Address Line Two	Qingpu District
Entity Address, City or Town	Shanghai
Entity Address, Country	CN
Entity Address, Postal Zip Code	201708
Entity Incorporation, State or Country Code	E9
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	false
Entity Filer Category	Large Accelerated Filer
Entity Shell Company	false
Document Accounting Standard	U.S. GAAP
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Auditor Name	Deloitte Touche Tohmatsu Certified Public Accountants LLP
Auditor Firm ID	1113
Auditor Location	Shanghai, China
Class A ordinary shares
Document Information [Line Items]
Title of 12(b) Security	Class A ordinary shares, par value US$0.0001 per share
Entity Common Stock, Shares Outstanding	606,766,663
Class B ordinary shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	206,100,000
ADR
Document Information [Line Items]
Title of 12(b) Security	American depositary shares, each representing one Class A ordinary share
Trading Symbol	ZTO
Security Exchange Name	NYSE
Ordinary share
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	812,866,663
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	Building One, No. 1685 Huazhi Road
Entity Address, Address Line Two	Qingpu District
Entity Address, City or Town	Shanghai
Entity Address, Country	CN
Entity Address, Postal Zip Code	201708
Contact Personnel Name	Huiping Yan
City Area Code	86 21
Local Phone Number	5980 4508
Contact Personnel Email Address	hp.yan@zto.com